Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Wireless Licenses	The carrying amounts of Wireless licenses are as follows:

	At March 31,	At December 31,
(dollars in millions)	2019	2018
Wireless licenses	$94,237	$94,130

Changes in Carrying Amount of Goodwill
Changes in the carrying amount of Goodwill are as follows:

(dollars in millions)	Historical Wireless	Historical Wireline	Historical Other	Total
Balance at January 1, 2019 (1)	$18,397	$3,871	$2,346	$24,614
Acquisitions (Note 3)	—	20	—	20
Reclassifications, adjustments and other	—	1	—	1
Balance at March 31, 2019 (1)	$18,397	$3,892	$2,346	$24,635

(1) Goodwill is net of accumulated impairment charge of $4.6 billion, related to our Media reporting unit (included within Historical Other in the table above), which was recorded in the fourth quarter of 2018.

Composition of Other Intangible Assets, Net
The following table displays the composition of Other intangible assets, net:

	At March 31, 2019			At December 31, 2018
(dollars in millions)	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (8 to 13 years)	$3,953	$(1,213)	$2,740	$3,951	$(1,121)	$2,830
Non-network internal-use software (3 to 7 years)	18,958	(13,192)	5,766	18,603	(12,785)	5,818
Other (2 to 25 years)	1,999	(897)	1,102	1,988	(861)	1,127
Total	$24,910	$(15,302)	$9,608	$24,542	$(14,767)	$9,775

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Three Months Ended
(dollars in millions)	March 31,
2019	$555
2018	534

Estimated Future Amortization Expense for Other Intangible Assets
The estimated future amortization expense for Other intangible assets for the remainder of the current year and next 5 years is as follows:

Years	(dollars in millions)
Remainder of 2019	$1,603
2020	1,837
2021	1,544
2022	1,276
2023	1,004
2024	749